Acquisitions - Summary of Estimated Identifiable Intangible Assets Acquired (Detail) - Funko Acquisition Holdings, L.L.C. [Member] - USD ($) $ in Thousands		12 Months Ended
	Feb. 11, 2019	Dec. 31, 2018	Jun. 28, 2017	Jan. 27, 2017
Loungefly [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset, fair value		$ 12,605	$ 12,605
Underground Toys Limited [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset, fair value		$ 6,500		$ 6,500
Forrest-Pruzan Creative LLC [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset, fair value	$ 3,133
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset, estimated useful life	3 years	10 years
Customer Relationships [Member] | Loungefly [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset, fair value		$ 2,015
Customer Relationships [Member] | Underground Toys Limited [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset, fair value		$ 3,700
Customer Relationships [Member] | Forrest-Pruzan Creative LLC [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset, fair value	$ 1,692
Licensor Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset, estimated useful life		10 years
Licensor Relationships [Member] | Loungefly [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset, fair value		$ 8,590
Licensor Relationships [Member] | Underground Toys Limited [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset, fair value		$ 2,500
Trade Name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset, estimated useful life		10 years
Trade Name [Member] | Loungefly [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset, fair value		$ 2,000
Supplier Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset, estimated useful life		2 years
Supplier Relationships [Member] | Underground Toys Limited [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset, fair value		$ 300
Noncompete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset, estimated useful life	3 years
Noncompete Agreements | Forrest-Pruzan Creative LLC [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset, fair value	$ 861
Intellectual Property [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset, estimated useful life	3 years
Intellectual Property [Member] | Forrest-Pruzan Creative LLC [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset, fair value	$ 580